Hedging derivatives	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about hedges [abstract]
Hedging derivatives	Hedging derivatives
Grupo Santander, within its financial risk management strategy, and in order to reduce asymmetries in the accounting treatment of its operations, enters into hedging derivatives on interest, exchange rate, credit risk or variation of stock prices, depending on the nature of the risk covered.
Based on its objective, Grupo Santander classifies its hedges in the following categories:
•Cash flow hedges: cover the exposure to the variation of the cash flows associated with an asset, liability or a highly probable forecast transaction. This cover the variable-rate issues in foreign currencies, fixed-rate issues in non-local currency, variable-rate interbank financing and variable-rate assets (bonds, commercial loans, mortgages, etc.).
•Fair value hedges: cover the exposure to the variation in the fair value of assets or liabilities, attributable to an identified and hedged risk. This covers the interest risk of assets or liabilities (bonds, loans, bills, issues, deposits, etc.) with coupons or fixed interest rates, interests in entities, issues in foreign currencies and deposits or other fixed rate liabilities.
•Hedging of net investments abroad: cover the exchange rate risk of the investments in subsidiaries domiciled in a country with a different currency from the functional one of the Group.
The following tables contains the detail of the hedging derivatives according to the type of hedging, the hedge risk and the main products used as of 31 December 2025, 2024 and 2023:

EUR million
	2025
		Carrying amount
	Nominal value	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Balance sheet line items
Fair value hedges	338,057	2,387	2,588	(454)
Interest rate risk	305,348	1,501	1,532	(433)	Hedging derivatives
Interest rate swap	285,983	1,326	1,485	(188)
Future interest rate	19,365	175	47	(247)
Cap&Floor	—	—	—	2
Exchange rate risk	2,656	6	20	46	Hedging derivatives
Fx forward	2,414	6	20	5
Fx Swap	—	—	—	46
Future interest rate	242	—	—	(5)
Interest rate and exchange rate risk	27,433	735	1,035	(76)	Hedging derivatives
Interest rate swap	5,452	38	80	(8)
Currency swap	21,981	697	955	(68)
Base risk	500	—	1	—	Hedging derivatives
Interest rate swap	500	—	1	—
Inflation risk	2,120	145	—	9	Hedging derivatives
Inflation swap	2,120	145	—	9

Cash flow hedges	148,269	1,954	1,231	1,067
Interest rate risk	99,969	960	41	1,171	Hedging derivatives
Future interest rate	12,357	22	7	(293)
Interest rate swap	87,412	937	34	1,464
Cap&Floor	200	1	—	—
Exchange rate risk	24,791	605	473	(233)	Hedging derivatives
FX forward	3,445	62	20	(18)
FX swap	1,606	38	43	(3)
Currency swap	19,740	505	410	(212)
Interest rate and exchange rate risk	23,445	298	718	(3)	Hedging derivatives
Interest rate swap	3,253	17	85	51
Currency swap	20,192	281	633	(54)
Inflation risk	—	—	—	131	Hedging derivatives
Inflation swap	—	—	—	131
Equity risk	64	91		1	Hedging derivatives
Equity Option	64	91		1

Hedges of net investments in foreign operations	19,666	86	475	136
Exchange rate risk	19,666	86	475	136	Hedging derivatives
FX forward	19,614	86	474	134
FX swap	52		1	2

	505,992	4,427	4,294	749

EUR million
	2024
		Carrying amount
	Nominal value	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Balance sheet line items
Fair value hedges	308,897	2,584	2,964	483
Interest rate risk	290,152	2,070	2,319	373	Hedging derivatives
Of which:
Interest rate swap	276,715	1,578	2,082	156
Exchange rate risk	4,411	13	59	101	Hedging derivatives
Of which:
Fx forward	2,240	8	39	(2)
Future interest rate	2,059	—	—	91
Interest rate and exchange rate risk	13,739	501	586	8	Hedging derivatives
Interest rate swap	2,720	15	65	46
Currency swap	11,019	486	520	(38)
Base risk	500	—	—	—	Hedging derivatives
Interest rate swap	500	—	—	—
Equity risk	95	—	—	1	Hedging derivatives
Equity swap	95	—	—	1

Cash flow hedges	179,271	2,415	1,519	558
Interest rate risk	134,503	1,060	1,089	144
Of which:
Future interest rate	6,621	—	—	225
Interest rate swap	106,663	788	478	(130)
Exchange rate risk	30,653	738	258	459	Hedging derivatives
Of which:
FX forward	9,286	362	51	408
Currency swap	19,957	323	189	114
Interest rate and exchange rate risk	11,724	539	172	26	Hedging derivatives
Interest rate swap	3,092	(6)	46	75
Currency swap	8,632	545	126	(49)
Inflation risk	2,316	58	—	(69)	Hedging derivatives
Of which:
Inflation swap	2,163	57	—	82
Equity risk	75	20	—	(2)	Hedging derivatives
Equity swap	75	20	—	(2)

Hedges of net investments in foreign operations	23,559	673	269	420
Exchange rate risk	23,559	673	269	420	Hedging derivatives
FX forward	23,559	673	269	420

	511,727	5,672	4,752	1,461

EUR million
	2023
		Carrying amount
	Nominal value	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Balance sheet line items
Fair value hedges	241,792	2,661	4,231	(1,869)
Interest rate risk	225,377	2,280	3,644	(1,684)	Hedging derivatives
Of which:
Interest rate swap	215,382	2,015	3,462	(1,871)
Exchange rate risk	4,331	15	24	(98)	Hedging derivatives
FX forward	1,913	15	24	(11)
Future interest rate	2,418	—	—	(87)
Interest rate and exchange rate risk	12,084	366	563	(87)	Hedging derivatives
Interest rate swap	2,311	9	179	20
Currency swap	9,773	357	384	(107)

Cash flow hedges	157,796	2,575	2,889	1,828
Interest rate risk	97,780	913	1,246	2,181	Hedging derivatives
Of which:
Future interest rate	3,020	—	—	6
Interest rate swap	91,569	872	1,214	2,188
Exchange rate risk	34,823	1,001	663	(498)	Hedging derivatives
Of which:
FX forward	11,160	502	241	43
Currency swap	20,043	446	397	(537)
Interest rate and exchange rate risk	12,217	484	74	(98)	Hedging derivatives
Interest rate swap	2,847	—	(45)	227
Currency swap	9,370	484	119	(325)
Inflation risk	12,908	155	906	234	Hedging derivatives
Of which:
Currency swap	12,495	153	906	240
Equity risk	68	22	—	9	Hedging derivatives
Option	68	22	—	9

Hedges of net investments in foreign operations	18,706	61	536	(1,888)
Exchange rate risk	18,706	61	536	(1,888)	Hedging derivatives
FX forward	18,706	61	536	(1,888)

	418,294	5,297	7,656	(1,929)
Considering the main entities or groups within the Group by the weight of their hedging, the main types of hedging that are being carried out in Santander UK Group Holdings plc group and Banco Santander, S.A.
Santander UK Group Holdings plc group enters into fair value and cash flow hedging derivatives depending on the exposure of the underlying. Only designated risks are hedged and therefore other risks, such as credit risk, are managed but not hedged. When contracting derivatives, Santander UK applies the same credit risk management procedures that it uses for ordinary lending activity.
Within fair value hedges, Santander UK Group Holdings plc group has portfolios of assets and liabilities at fixed rate that are exposed to changes in fair value due to changes in market interest rates. These positions are managed by contracting mainly interest rate swaps. Effectiveness is assessed by comparing the changes in the fair value of these portfolios generated by the hedged risk with the changes in the fair value of the derivatives contracted.
Santander UK Group Holdings plc group also has access to international markets to obtain financing by issuing fixed-rate debt or investing in fixed rate debt of other issuers, in its functional currency and other currencies. As such, they are exposed to changes in interest rates and exchange rates, mainly in EUR and USD. This risk is mitigated with cross currency swaps e interest rate swaps in which they pay a fixed rate and receive a variable rate. Effectiveness is evaluated using linear regression techniques to compare changes in the fair value of the debt at interest and exchange rates with changes in the fair value of interest rate swaps or cross currency swaps.
Within the cash flow hedges, Santander UK Group Holdings plc group has portfolios of assets and liabilities at variable rates, normally at SONIA or BoE base rate. To mitigate this market rate variability risk, it contracts interest rate swaps.
As Santander UK Group Holdings plc group obtains financing in the international markets, it assumes a significant exposure to currency risk mainly USD and EUR. In addition, it also holds debt securities for liquidity purposes which assume exposure mainly in JPY, CAD and CHF. To manage this exchange rate risk, Spot, Forward y Cross Currency Swap are contracted to match the cash flow profile and the maturity of the estimated interest and principal repayments of the hedged item.
Effectiveness is assessed by comparing changes in the fair value of the derivatives with changes in the fair value of the hedged item attributable to the hedged risk by applying a hypothetical derivative method using linear regression techniques.
It also has inflation risk hedges, which arise from UK bonds linked to UK inflation and are hedged using inflation swaps.
Effectiveness is assessed by comparing changes in the fair value of the inflation swap with the changes in the fair value of the hedged item attributable to the hedged risk, applying the hypothetical derivative method using linear regression techniques.
In addition, within the hedges that cover equity risk, Santander UK Group Holdings plc group offers employees the opportunity to purchase shares of the Bank at a discount under the Sharesave Scheme, exposing the Bank to share price risk. As such, options are purchased allowing them to purchase shares at a pre-set price.
Banco Santander, S.A. covers the risks of its balance sheet in a variety of ways. On the one hand, documented as fair value hedges, it covers the interest rate and foreign exchange risk of fixed-income portfolios at a fixed rate (REPOs are included in this category). Resulting, in an exposure to changes in their fair value due to variations in market conditions based on the various risks hedged, which has an impact on Banco Santander's income statement.
To mitigate these risks, Banco Santander contracts derivatives, mainly Interest Rate Swaps, Cross Currency Swaps, Cap&floors and Forex Forward.
On the other hand, the interest and exchange rate risk of loans granted to corporate clients at a fixed rate or variable rate is covered. These hedges, are carried out through interest rate swaps, cross currency swaps and exchange rate derivatives (forex swaps and forex forward).
In addition, Banco Santander, S.A. manages the interest and exchange risk of debt issues in its various categories (issuing covered bonds, perpetual, subordinated and senior bond) and in different currencies, denominated at fixed rates, and therefore subject to changes in their fair value. These issues are covered through interest rate swaps and cross currency swaps.
The methodology used by Banco Santander, S.A. to measure the effectiveness of fair value hedges is based on comparing the market values of the hedged items (based on the objective risk of the hedge) and of the hedging instruments in order to analyse whether the changes in the market value of the hedged items are offset by the market value of the hedging instruments, thereby mitigating the hedged risk and minimizing volatility in the income statement.
Prospectively, the same analysis is performed, measuring the theoretical market values in the event of parallel variations in the market curves of a positive basis point.
There is a macro hedge of structured loans in which the interest rate risk of fixed-rate loans (mortgage, personal or with other guarantees) granted to legal entities in commercial or corporate banking and wealth clients in the medium-long term is hedged. This hedge is instrumented as a macro hedge of fair value, the main hedging instruments being Interest Rate Swap and Cap&floors. In case of total or partial cancellation or early repayment, the customer is obliged to pay/receive the cost/income of the cancellation of the interest rate risk hedge managed by the Bank.
Regarding cash flow hedges, the objective is to hedge the cash flow exposure to changes in interest rates and exchange rates.
For retrospective purposes, the hypothetical derivative methodology is used to measure effectiveness. By means of this methodology, the hedged risk is modelled as a derivative instrument -not real-, created exclusively for the purpose of measuring the effectiveness of the hedge, and which must comply with the fact that its main characteristics coincide with the critical terms of the hedged item throughout the period for which the hedging relationship is designated. This hypothetical derivative does not incorporate characteristics that are exclusive to the hedging instrument. Additionally, it is worth mentioning that any risk component not associated with the hedged objective risk and effectively documented at the beginning of the hedge is excluded for the purpose of calculating the effectiveness. The market value of the hypothetical derivative that replicates the hedged item is compared with the market value of the hedging instrument, verifying that the hedged risk is effectively mitigated and that the impact on the income statement due to potential ineffectiveness is residual.
Prospectively, the variations in the market values of the hedging instrument and the hedged item (represented by the hypothetical derivative) are measured in the event of parallel shifts of a positive basis point in the affected market curves.
There is another macro-hedge, this time of cash flows, the purpose of which is to actively manage the risk-free interest rate risk (excluding credit risk) of a portion of the floating rate assets of Banco Santander, S.A., through the arrangement of interest rate derivatives whereby the bank exchanges floating rate interest flows for others at a fixed rate agreed at the time the transactions are arranged. The items affected by the Macro-hedging have been designated as those in which their cash flows are exposed to interest rate risk, specifically the floating rate mortgages of the Banco Santander, S.A. network referenced to Euribor 12 Months or Euribor Mortgage, with annual renewal of rates, classified as sound risk and which do not have a contractual floor (or, if not, this floor is not activated). The hedged position affecting the Macro Cash Flow Hedge at the present time is near to EUR 5,000 million.
Regarding net foreign investments hedges, basically, they are allocated in Banco Santander, S.A. and Santander Consumer Finance Group. Grupo Santander assumes as a priority risk management objective to minimize -to the limit determined by the Group's Financial Management- the impact on the calculation of the capital ratio of its permanent investments included within the Group's consolidation perimeter, and whose shares or equity interests are legally denominated in a currency other than that of the Group's parent company. For this purpose, financial instruments (generally derivatives) are contracted to hedge the impact on the capital ratio of changes in forward exchange rates. Grupo Santander mainly hedges the risk for the following currencies: BRL, CLP, MXN, CAD, COP, CNY, GBP, CHF, NOK, USD, PLN, UYU and PEN. The instruments used to hedge the risk of these investments are forex swaps, forex forward and spot currency purchases/sales.
For this type of hedges, ineffectiveness scenarios are considered to be of low probability, given that the hedging instrument is designated considering the position determined and the spot rate at which the position is located.
The following table sets out the maturity profile of the hedging instruments used in Grupo Santander non-dynamic hedging strategies:

EUR million
	31 December 2025
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges	17,263	20,353	87,830	176,040	36,571	338,057
Interest rate risk	15,778	19,042	82,060	160,461	28,007	305,348
Interest rate swap	15,588	18,565	78,893	146,294	26,643	285,983
Future interest rate	190	477	3,167	14,167	1,364	19,365
Exchange rate risk	963	365	1,086	—	242	2,656
Fx forward	963	365	1,086	—	—	2,414
Future interest rate	—	—	—	—	242	242
Interest rate and exchange rate risk	522	946	4,684	15,079	6,202	27,433
Interest rate swap	15	54	218	3,898	1,267	5,452
Currency swap	507	892	4,466	11,181	4,935	21,981
Base risk	—	—	—	500	—	500
Interest rate swap	—	—	—	500	—	500
Inflation risk	—	—	—	—	2,120	2,120
Inflation swap	—	—	—	—	2,120	2,120

Cash flow hedges	6,499	4,405	21,536	103,955	11,874	148,269
Interest rate risk	3,497	1,347	12,090	76,749	6,286	99,969
Future interest rate	—	—	13	11,837	507	12,357
Interest rate swap	3,497	1,347	12,077	64,712	5,779	87,412
Cap&Floor	—	—	—	200	—	200
Exchange rate risk	981	1,169	4,062	15,467	3,112	24,791
FX forward	874	1,025	1,546	—	—	3,445
FX swap	66	92	492	956	—	1,606
Currency swap	41	52	2,024	14,511	3,112	19,740
Interest rate and exchange rate risk	2,021	1,887	5,371	11,690	2,476	23,445
Interest rate swap	761	—	227	2,085	180	3,253
Currency swap	1,260	1,887	5,144	9,605	2,296	20,192
Equity risk	—	2	13	49	—	64
Equity option	—	2	13	49	—	64

Hedges of net investments in foreign operations:	2,945	5,218	11,296	207	—	19,666
Exchange rate risk	2,945	5,218	11,296	207	—	19,666
FX forward	2,893	5,218	11,296	207	—	19,614
FX swap	52	—	—	—	—	52
	26,707	29,976	120,662	280,202	48,445	505,992

EUR million
	31 December 2024
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges	9,791	15,953	88,519	163,086	31,548	308,897
Interest rate risk	8,725	14,680	85,981	154,440	26,326	290,152
Of which:
Interest rate swap	7,910	11,913	83,890	148,913	24,089	276,715
Exchange rate risk	1,054	717	469	112	2,059	4,411
Of which:
Fx forward	1,054	717	469	—	—	2,240
Future interest rate	—	—	—	—	2,059	2,059
Interest rate and exchange rate risk	12	511	2,019	8,034	3,163	13,739
Of which:
Interest rate swap	—	149	104	1,543	924	2,720
Currency swap	12	361	1,915	6,491	2,240	11,019
Base risk	—	—	—	500	—	500
Interest rate swap	—	—	—	500	—	500
Equity risk	—	45	50	—	—	95
Equity swap	—	45	50	—	—	95

Cash flow hedges	19,696	10,088	43,111	94,030	12,346	179,271
Interest rate risk	14,628	7,932	30,390	75,459	6,094	134,503
Of which:
Future interest rate	6,621	—	—	—	—	6,621
Interest rate swap	7,146	5,856	20,846	67,495	5,320	106,663
Exchange rate risk	2,982	1,377	8,765	14,703	2,826	30,653
Of which:
FX forward	2,594	1,310	5,382	—	—	9,286
Currency swap	133	66	3,383	14,704	1,671	19,957
Interest rate and exchange rate risk	2,086	778	3,785	3,813	1,262	11,724
Of which:
Interest rate swap	997	—	395	1,260	440	3,092
Currency swap	1,090	778	3,389	2,553	822	8,632
Inflation risk	—	—	153	—	2,163	2,316
Of which:
Inflation swap	—	—	—	—	2,163	2,163
Equity risk	—	1	18	55	1	75
Option	—	1	18	55	1	75

Hedges of net investments in foreign operations:	3,918	5,644	13,997	—	—	23,559
Exchange rate risk	3,918	5,644	13,997	—	—	23,559
FX forward	3,918	5,644	13,997	—	—	23,559
	33,405	31,685	145,627	257,116	43,894	511,727

EUR million
	31 December 2023
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges	6,862	14,535	59,170	139,486	21,739	241,792
Interest rate risk	6,266	13,749	56,860	131,323	17,179	225,377
Of which:
Interest rate swap	6,176	13,525	55,918	125,405	14,358	215,382
Exchange rate risk	566	678	619	50	2,418	4,331
Fx forward	566	678	619	50	—	1,913
Future interest rate	—	—	—	—	2,418	2,418
Interest rate and exchange rate risk	30	108	1,691	8,113	2,142	12,084
Currency swap	30	87	1,370	6,605	1,681	9,773
Interest rate swap	—	21	321	1,508	461	2,311

Cash flow hedges	7,873	16,149	43,913	83,291	6,570	157,796
Interest rate risk	4,467	6,859	30,846	53,038	2,570	97,780
Of which:
Future interest rate	—	—	—	3,020	—	3,020
Interest rate swap	4,241	6,429	29,863	48,735	2,301	91,569
Exchange rate risk	2,655	7,087	6,607	16,711	1,763	34,823
Of which:
FX forward	2,013	2,344	4,617	2,186	—	11,160
Currency swap	642	2,209	1,990	14,525	677	20,043
Interest rate and exchange rate risk	407	1,547	2,270	7,187	806	12,217
Of which:
Interest rate swap	—	80	—	2,575	192	2,847
Currency swap	407	1,467	2,270	4,612	614	9,370
Inflation risk	344	656	4,182	6,296	1,430	12,908
Of which:
Currency swap	318	618	3,833	6,296	1,430	12,495
Equity risk	—	—	8	59	1	68
Option	—	—	8	59	1	68

Hedges of net investments in foreign operations:	4,303	4,940	9,463	—	—	18,706
Exchange rate risk	4,303	4,940	9,463	—	—	18,706
FX forward	4,303	4,940	9,463	—	—	18,706
	19,038	35,624	112,546	222,777	28,309	418,294
Additionally, for Santander UK Group Holdings plc and Banco Santander, S.A., both the maturity profile, the average interest and exchange rate of hedging instruments by maturity buckets are shown:
Santander UK Group Holdings plc group

	31 December 2025
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	14,490	12,469	69,366	86,738	6,222	189,285
Average fixed interest rate (%) GBP	4.150	4.703	4.021	3.508	4.181
Average fixed interest rate (%) EUR	—	0.216	—	0.621	0.437
Average fixed interest rate (%) USD	—	—	—	4.091	1.325
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	27.000	30	357	6,936	1,808	9,158
Average GBP/EUR exchange rate	1.176	1.138	1.158	1.177	1.182
Average GBP/USD exchange rate	—	—	1.249	1.346	1.293
Average fixed interest rate (%) EUR	2	3	4.080	2.812	2.822
Average fixed interest rate (%) USD	—	—	4.991	4.385	4.364
Inflation risk
Interest rate instruments
Nominal	—	—	—	—	2,120	2,120
Average fixed interest rate (%) GBP	—	—	—	—	4.997
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	360	111	3,472	35,087	4,067	43,097
Average fixed interest rate (%) GBP	4.373	4.235	3.344	3.881	4.481
Foreign exchange risk
Exchange and interest rate instruments
Nominal	—	—	1,982	14,238	3,112	19,332
Average GBP/JPY exchange rate	—	—	—	—	—
Average GBP/CHF exchange rate	—	—	1.121	1.111	—
Average GBP/EUR exchange rate	—	—	—	1.180	1.172
Average GBP/USD exchange rate	—	—	1.334	1.275	1.373
Average GBP/CAD exchange rate	—	—	—	—	—
Equity risk
Equity instruments
Nominal	—	2	13	49	—	64
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	—	87	2,206	420	2,713
Average GBP/EUR exchange rate	—	—	1.166	1.181	1.172
Average GBP/USD exchange rate	—	—	1.334	1.281	1.397
Average fixed interest rate (%) GBP	—	—	2.609	3.973	4.475

	31 December 2024
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	5,033	7,598	64,755	93,176	4,110	174,672
Average fixed interest rate (%) GBP	3.749	4.293	4.496	3.868	3.653
Average fixed interest rate (%) EUR	0.200	(0.346)	(0.446)	0.585	4.370
Average fixed interest rate (%) USD	1.677	1.534	1.531	5.756	0.449
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	212	258	2,280	1,152	3,902
Average GBP/EUR exchange rate	—	1.136	1.158	1.162	1.176
Average GBP/USD exchange rate	—	—	—	1.318	1.281
Average fixed interest rate (%) EUR	—	—	1.350	3.304	2.940
Average fixed interest rate (%) USD	—	—	—	4.831	4.375
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	5,330	4,190	14,896	34,841	4,325	63,582
Average fixed interest rate (%) GBP	4.592	4.075	4.761	3.707	4.352
Foreign exchange risk
Exchange and interest rate instruments
Nominal	311	954	5,941	13,235	2,730	23,171
Average GBP/JPY exchange rate	178.368	179.995	187.640	—	—
Average GBP/CHF exchange rate	—	—	1.086	1.115	—
Average GBP/EUR exchange rate	—	1.203	1.188	1.177	1.162
Average GBP/USD exchange rate	—	—	1.238	1.297	1.388
Average GBP/CAD exchange rate	—	—	1.758	—	—
Equity risk
Equity instruments
Nominal	—	—	19	55	1	75
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	1,993	476	1,039	2,294	707	6,509
Average GBP/EUR exchange rate	1.124	1.370	1.161	1.213	1.179
Average GBP/USD exchange rate	—	—	1.538	1.319	1.537
Average fixed interest rate (%) GBP	1.480	2.760	3.203	2.771	4.885
Inflation risk
Interest rate instruments
Nominal	—	—	—	—	2,163	2,163
Average fixed interest rate (%) GBP	—	—	—	—	4.983

	31 December 2023
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	4,163	8,230	37,158	70,075	3,467	123,093
Average fixed interest rate (%) GBP	2.380	3.190	3.420	3.890	3.990
Average fixed interest rate (%) EUR	1.140	0.180	0.450	0.210	3.920
Average fixed interest rate (%) USD	2.600	2.460	4.230	1.360	4.910
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	41	—	2,172	198	2,411
Average GBP/EUR exchange rate	—	1.113	—	1.156	1.148
Average GBP/USD exchange rate	—	—	—	1.318	—
Average fixed interest rate (%) EUR	—	—	—	2.770	3.480
Average fixed interest rate (%) USD	—	—	—	4.830	—
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	1,050	3,553	15,756	31,941	1,405	53,705
Average fixed interest rate (%) GBP	5.060	3.050	5.380	3.840	3.450
Foreign exchange risk
Exchange and interest rate instruments
Nominal	1,068	6,266	3,104	10,888	1,763	23,089
Average GBP/JPY exchange rate	154.135	153.954	167.846	—	—
Average GBP/CHF exchange rate	1.092	1.093	1.089	1.121	1.121
Average GBP/EUR exchange rate	—	1.197	1.167	1.179	—
Average GBP/USD exchange rate	—	1.392	—	1.277	1.388
Equity risk
Equity instruments
Nominal	—	—	8	58	2	68
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	100	905	576	5,614	719	7,914
Average GBP/EUR exchange rate	1,183	—	1.254	1.198	1.189
Average GBP/USD exchange rate	—	1,663	—	1.383	1.537
Average fixed interest rate (%) GBP	2.570	2.540	2.960	2.420	4.810
Banco Santander, S.A.

	31 December 2025
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	746	2,790	6,849	34,331	17,003	61,719
Average fixed interest rate (%) GBP	—	2.155	1.500	5.725	5.371
Average fixed interest rate (%) EUR	3.303	2.809	2.101	3.139	0.330
Average fixed interest rate (%) CHF	—	—	—	0.403	—
Average fixed interest rate (%) USD	5.075	4.422	1.983	3.653	4.991
Average fixed interest rate (%) CZK	—	1.650	2.350	—	—
Average fixed interest rate (%) NOK	—	—	—	—	2.403
Average fixed interest rate (%) AUD	—	—	—	—	3.824
Average fixed interest rate (%) RON	—	—	4.880	3.200	—
Average fixed interest rate (%) HKD	—	—	—	1.960	—
Average fixed interest rate (%) NZD	—	—	—	—	3.252
Foreign exchange risk
Exchange and interest rate instruments
Nominal	329	250	697	—	—	1,276
Average CNY/EUR exchange rate	—	8,273	8,284	—	—
Average MXN/EUR exchange rate	2,173	—	—	—	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	46	99	956	3,750	1,608	6,459
Average fixed interest rate (%) AUD/EUR	—	—	—	5.710	6.101
Average fixed interest rate (%) CZK/EUR	—	—	—	4.264	—
Average fixed interest rate (%) RON/EUR	—	—	—	—	0.697
Average fixed interest rate (%) HKD/EUR	—	—	—	4.618	—
Average fixed interest rate (%) JPY/EUR	—	—	—	0.975	1.407
Average fixed interest rate (%) NOK/EUR	—	—	—	3.441	4.155
Average fixed interest rate (%) CHF/EUR	—	—	—	2.021	1.919
Average fixed interest rate (%) USD/CLP	—	—	—	—	—
Average fixed interest rate (%) USD/COP	11.669	11.703	9.869	9.356	—
Average fixed interest rate (%) USD/MXN	—	—	8.800	—	—
Average AUD/EUR exchange rate	—	—	—	1.617	1.584
Average NZD/EUR exchange rate	—	—	—	—	1.666
Average CZK/EUR exchange rate	—	26.131	25.365	24.832	—
Average EUR/COP exchange rate	—	—	—	—	—
Average EUR/USD exchange rate	—	—	0.940	0.948	—
Average HKD/EUR exchange rate	—	—	—	8.488	—
Average JPY/EUR exchange rate	—	—	—	137.802	129.229
Average MXN/EUR exchange rate	—	—	—	19.083	—
Average NOK/EUR exchange rate	—	—	—	9.519	10.651
Average RON/EUR exchange rate	—	—	4.948	4.927	4.980
Average CHF/EUR exchange rate	—	—	—	1.019	0.935
Average USD/COP exchange rate	—	—	—	—	—
Average USD/MXN exchange rate	—	—	0.055	—	—
Basis Risk
Basis risk instruments
Nominal	—	—	—	500	—	500

	31 December 2025
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Cash flow hedges
Interest rate and foreign exchange rate risk
Interest rate and foreign exchange rate instruments
Nominal	236	—	288	213	80	817
Average fixed interest rate (%) AUD/EUR	—	—	—	5.678	—
Average fixed interest rate (%) CHF/EUR	2.258	—	—	—	—
Average AUD/EUR exchange rate	—	—	1.590	1.577	1.562
Average RON/EUR exchange rate	—	—	4.940	—	—
Average CHF/EUR exchange rate	1.002	—	—	—	—
Interest rate risk
Bond Forward instruments
Nominal	—	—	2,120	9,003	507	11,630
Average fixed interest rate (%) EUR	—	—	2.964	2.695	3.016
Average fixed interest rate (%) AUD	—	—	1.650	—	—
Exchange rate risk
Exchange instruments
Nominal	9	—	9	—	—	18
Average exchange rate GBP/EUR	1.129	—	1.119	—	—
Hedges of net investments in foreign operations
Exchange rate risk
Exchange and interest rate instruments
Nominal	2,574	4,530	9,866	207	—	17,177
Average BRL/EUR exchange rate	6.892	6.979	6.652	—	—
Average CLP/EUR exchange rate	1,054.241	1,018.994	1,108.027	1,099.571	—
Average COP/EUR exchange rate	—	4,566	—	—	—
Average GBP/EUR exchange rate	0.860	0.867	0.884	—	—
Average MXN/EUR exchange rate	22.187	23.465	22.823	—	—
Average USD/EUR exchange rate	—	1.078	1.175	—	—
Average PLN/EUR exchange rate	4.321	4.307	4.309	—	—
Average CAD/EUR exchange rate	1.611	—	—	—	—
Average UYU/EUR exchange rate	48.093	48.729	49.916	53.350	—

	31 December 2024
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	1,431	4,446	6,878	33,324	15,991	62,070
Average fixed interest rate (%) GBP	—	0.020	3.120	2.640	5.370
Average fixed interest rate (%) EUR	1.340	0.010	2.000	3.460	3.170
Average fixed interest rate (%) USD	0.010	3.500	2.740	4.460	4.720
Average fixed interest rate (%) CZK	—	—	—	2.000	—
Average fixed interest rate (%) NOK	—	—	—	—	2.400
Average fixed interest rate (%) AUD	—	—	—	—	3.820
Average fixed interest rate (%) RON	—	3.610	—	4.200	—
Average fixed interest rate (%) HKD	—	—	—	1.960	—
Average fixed interest rate (%) NZD	—	—	—	—	3.250
Foreign exchange risk
Exchange and interest rate instruments
Nominal	473	405	287	—	—	1,165
Average CNY/EUR exchange rate	7,710	7,710	7,710	—	—
Average MXN/EUR exchange rate	2,178	—	—	—	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	12	148	1,355	4,859	1,669	8,043
Average fixed interest rate (%) AUD/EUR	—	—	—	5.690	6.100
Average fixed interest rate (%) CZK/EUR	—	—	—	4.190	—
Average fixed interest rate (%) RON/EUR	—	—	—	—	6.970
Average fixed interest rate (%) HKD/EUR	—	—	—	4.620	—
Average fixed interest rate (%) JPY/EUR	—	—	—	1.300	1.410
Average fixed interest rate (%) NOK/EUR	—	—	—	3.440	4.500
Average fixed interest rate (%) CHF/EUR	—	—	—	2.030	2.250
Average fixed interest rate (%) USD/COP	—	12.750	10.580	10.540	7.760
Average fixed interest rate (%) EUR/GBP	6.690	—	—	—	—
Average fixed interest rate (%) USD/MXN	—	—	11.300	—	—
Average AUD/EUR exchange rate	—	—	—	1.599	1.584
Average NZD/EUR exchange rate	—	—	—	—	1.666
Average CZK/EUR exchange rate	—	—	26.030	25.634	—
Average EUR/GBP exchange rate	1.189	—	—	—	—
Average EUR/USD exchange rate	—	—	0.982	0.943	—
Average HKD/EUR exchange rate	—	—	—	8.488	—
Average JPY/EUR exchange rate	—	—	—	134.151	129.229
Average MXN/EUR exchange rate	—	—	—	19.083	—
Average NOK/EUR exchange rate	—	—	—	9.519	10.429
Average RON/EUR exchange rate	—	4.810	—	4.940	4.980
Average CHF/EUR exchange rate	—	—	—	1.019	0.932
Average USD/COP exchange rate	—	—	—	—	—
Average USD/MXN exchange rate	—	—	0.052	—	—
Basis Risk
Basis risk instruments
Nominal	—	—	—	500	—	500

	31 December 2024
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Cash flow hedges
Interest rate and foreign exchange rate risk
Interest rate and foreign exchange rate instruments
Nominal	—	—	—	1,055	84	1,139
Average fixed interest rate (%) AUD/EUR	—	—	—	3.520	—
Average fixed interest rate (%) CHF/EUR	—	—	—	3.110	—
Average AUD/EUR exchange rate	—	—	—	1.580	1.560
Average RON/EUR exchange rate	—	—	—	4.940	—
Average CHF/EUR exchange rate	—	—	—	1.000	—
Interest rate risk
Bond Forward instruments
Nominal	—	—	6,200	5,820	—	12,020
Average fixed interest rate (%) EUR	—	—	—	2.910	—
Exchange rate risk
Exchange instruments
Nominal	14	83	125	—	—	222
Average exchange rate GBP/EUR	1.200	1.170	1.190	—	—
Hedges of net investments in foreign operations
Exchange rate risk
Exchange and interest rate instruments
Nominal	3,240	5,070	12,821	—	—	21,131
Average BRL/EUR exchange rate	5.990	6.120	6.270	—	—
Average CLP/EUR exchange rate	1,052.780	1,066.580	1,045.090	—	—
Average COP/EUR exchange rate	—	4,703	—	—	—
Average GBP/EUR exchange rate	0.860	0.850	0.850	—	—
Average MXN/EUR exchange rate	20.280	19.830	21.970	—	—
Average USD/EUR exchange rate	1.090	1.080	1.090	—	—
Average PLN/EUR exchange rate	4.370	4.410	4.410	—	—
Average CAD/EUR exchange rate	—	1.500	—	—	—
Average CHF/EUR exchange rate	—	0.940	—	—	—
Average UYU/EUR exchange rate	45.820	45.160	48.290	—	—

	31 December 2023
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	1,532	194	7,880	22,714	8,775	41,095
Average fixed interest rate (%) GBP	—	—	1.375	4.479	2.036
Average fixed interest rate (%) EUR	0.096	0.014	2.085	2.422	3.421
Average fixed interest rate (%) CHF	—	—	1.010	—	—
Average fixed interest rate (%) USD	0.015	3.688	2.603	3.801	4.446
Foreign exchange risk
Exchange and interest rate instruments
Nominal	278	634	524	50	—	1,486
Average PEN/USD exchange rate	3.784	3.751	—	—	—
Average CNY/EUR exchange rate	—	7.323	7.732	7.716	—
Average AUD/EUR exchange rate	1.648	1.665	—	—	—
Average MXN/EUR exchange rate	—	19.363	—	—	—
Average COP/USD exchange rate	4,159.190	3,998.060	—	—	—
Average MAD/EUR exchange rate	10.929	11.057	—	—	—
Average PEN/EUR exchange rate	4.095	4.110	—	—	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	30	66	1,450	4,321	1,150	7,017
Average fixed interest rate (%) AUD/EUR	—	—	—	4.800	3.615
Average fixed interest rate (%) CZK/EUR	—	—	—	2.000	—
Average fixed interest rate (%) RON/EUR	5.130	—	—	3.967	—
Average fixed interest rate (%) HKD/EUR	—	—	2.580	5.270	—
Average fixed interest rate (%) JPY/EUR	—	—	0.465	1.298	1.407
Average fixed interest rate (%) NOK/EUR	—	—	—	3.441	4.501
Average fixed interest rate (%) CHF/EUR	—	—	—	1.243	—
Average fixed interest rate (%) USD/MXN	—	—	14.250	—	—
Average fixed interest rate (%) USD/COP	—	17.980	6.152	13.207	7.149
Average fixed interest rate (%) EUR/USD	—	—	(0.140)	—	—
Average fixed interest rate (%) USD/CLP	—	—	3.450	—	—
Average AUD/EUR exchange rate	—	—	—	1.499	1.545
Average CZK/EUR exchange rate	—	—	—	25.831	—
Average EUR/USD exchange rate	—	—	0.891	0.961	—
Average HKD/EUR exchange rate	—	—	8.782	8.666	—
Average JPY/EUR exchange rate	—	—	120.568	134.151	129.229
Average NOK/EUR exchange rate	—	—	—	9.519	10.429
Average RON/EUR exchange rate	4.711	—	—	4.887	—
Average CHF/EUR exchange rate	—	—	—	1.104	—
Average MXN/EUR exchange rate	—	—	—	—	19.083
Average USD/CLP exchange rate	—	—	0.001	—	—
Average NZD/EUR exchange rate	—	—	—	—	1.666
Average USD/MXN exchange rate	—	—	0.058	—	—

	31 December 2023
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Cash flow hedges
Interest rate and foreign exchange rate risk
Interest rate and foreign exchange rate instruments
Nominal	—	—	414	1,075	86	1,575
Average fixed interest rate (%) CHF/EUR	—	—	—	3.106	—
Average fixed interest rate (%) AUD/EUR	—	—	—	3.521	—
Average EUR/GBP exchange rate	—	—	1.173	—	—
Average AUD/EUR exchange rate	—	—	1.625	1.584	1.562
Average RON/EUR exchange rate	—	—	—	4.940	—
Average CHF/EUR exchange rate	—	—	—	1.002	—
Interest rate risk
Bond Forward instruments
Nominal	750	1,500	7,750	0	0	10,000
Average fixed interest rate (%) EUR	(0.124)	(0.889)	0.016	—	—
Exchange rate risk
Exchange instruments
Nominal	13	25	111	—	—
Average exchange rate GBP/EUR	1.148	1.146	1.138	—	—
Hedges of net investments in foreign operations
Exchange rate risk
Exchange and interest rate instruments
Nominal	3,593	4,870	8,034	—	—	16,497
Average BRL/EUR exchange rate	5.569	5.505	5.481	—	—
Average CLP/EUR exchange rate	916.724	936.166	987.202	—	—
Average COP/EUR exchange rate	—	4,525.656	—	—	—
Average GBP/EUR exchange rate	0.866	0.867	0.876	—	—
Average MXN/EUR exchange rate	20.078	20.589	20.210	—	—
Average USD/EUR exchange rate	—	1.129	1.081	—	—
Average PLN/EUR exchange rate	4.664	4.752	4.580	—	—
Average CAD/EUR exchange rate	—	1.461	—	—	—
Average CHF/EUR exchange rate	—	0.940	—	—	—
Average UYU/EUR exchange rate	43.235	43.521	44.400	—	—
Other geographies
Consumer Group entities mainly have loans portfolios at fixed interest rates and are therefore, exposed to changes in fair value due to movements in market interest rates. The entities manage this risk by contracting interest rate swaps in which they pay a fixed rate and receive a variable rate. Interest rate risk is the only one hedged and, therefore, other risks, such as credit risk, are managed but not hedged by the entities. The interest rate risk component is determined as the change in fair value of fixed rate loans arising solely from changes in a reference rate. This strategy is designated as a fair value hedge and its effectiveness is assessed by comparing changes in the fair value of loans attributable to changes in reference interest rates with changes in the fair value of interest rate swaps.
In addition, in order to access international markets with the aim of obtaining sources of financing, some Consumer Group´s entities issue fixed rate debt in their own currency and in other currencies that differ from their functional currency. Therefore, they are exposed to changes in both interest rates and exchange rates, which they mitigate with derivatives (interest rate swaps, fx forward and cross currency swaps) in which they receive a fixed interest rate and pay a variable interest rate, implemented with a fair value hedge.
The cash flow hedges of the Grupo Santander´s entities hedge the foreign currency risk of loans and financing.
Finally, it has hedges of net investments abroad to hedge the foreign exchange risk of the shareholding in NOK, CNY, PLN, CAD and CHF currencies.
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México, applies accounting hedges for both fair value and cash flows through micro-hedging structures to mitigate risks arising from fluctuations in interest rates and exchange rates.
In its cash flow hedges, the Bank is primarily exposed to exchange rate risk stemming from portfolios of Mexican government bonds issued in a currency other than its functional currency, Brazilian government bonds denominated in reais, US Treasury bonds in dollars, and fixed-rate debt issuances in USD. These exposures are mitigated through fixed-rate cross-currency swaps and FX forward contracts, using different currency combinations (MXN, USD, and BRL) depending on the nature of each portfolio.
The Bank also maintains exposures to interest rate risk associated with bank loans and commercial loans, both fixed-rate and floating-rate. To manage this risk, interest rate swaps are used, whereby the Bank exchanges fixed-rate cash flows for variable-rate cash flows or vice versa, in order to stabilize future cash flows.
In its fair value hedges, Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México holds portfolios of long-term, fixed-rate commercial loans and Mexican government bonds, denominated in both local and non-functional currencies. These portfolios are exposed to changes in fair value resulting from fluctuations in market interest rates and, where applicable, exchange rates. These exposures are mitigated through interest rate swaps and cross-currency swaps, designated as hedging instruments.

Only interest rate and exchange rate risks are hedged, while other risks, such as credit risk, are managed by the entity but are not designated as hedged risks within the hedging relationships. The effectiveness of the hedges is assessed by comparing the changes in the fair value of the hedged items attributable to the hedged risk with the changes in the fair value of the derivative instruments.
Banco Santander (Brasil) S.A. has fair value and cash flow hedges to mitigate risks arising from market interest rate fluctuations.
In market risk hedging, the Bank protects recognized assets and liabilities against changes in interest rates, exchange rates, and inflation. The risk management methodology segments exposures by risk factor (BRL/USD exchange rate risk, BRL fixed interest rate risk, USD foreign exchange coupon risk, inflation risk, among others). To mitigate these risks, the Bank primarily uses interest rate swaps, currency swaps, and futures contracts, designated as hedging instruments within hedge accounting structures. The results derived from hedging instruments and hedged items are recognized directly in the income statement.
In cash flow hedging, Banco Santander (Brasil) S.A. hedges its exposure to cash flow variability, primarily associated with interest payments and exchange rate movements, arising from assets and liabilities denominated in foreign currency or at variable rates. To this end, futures contracts and interest rate swaps are used to provide predictability to future cash flows. The effective portion of the change in the value of the hedging instruments is temporarily recognized in equity and reclassified to profit or loss when the anticipated transaction occurs, while the ineffective portion is recognized directly in profit or loss. As of December 31, 2025, no amounts corresponding to the ineffective portion have been recorded.
Additionally, Banco Santander - Chile uses fair value hedges with cross currency swaps, interest rate swaps and call money swaps to hedge its exposure to changes in the fair value of the hedged item attributable to interest rates. The aforementioned hedging instruments modify the effective cost of long-term issues, from a fixed interest rate to a variable interest rate.
In addition, it also makes cash flow hedges in which it uses cross currency swaps to cover the risk of variability of flows attributable to changes in the interest rate of bonds and interbank loans issued at variable rates, as well as to cover the variation of foreign currency, mainly in United States dollars. To hedge the inflation risk present in certain items, it uses both forwards and cross currency swaps.
At Santander Bank, National Association, Interest Rate Swaps are used to leave commercial loans at a fixed rate at a variable rate in USD indexed to 1-month Libor or SOFR, under cash flow hedges.
Regarding the hedged items, the following table shows the detail of the type of hedging, the risk that is hedged and which products are being hedged at 31 December 2025, 2024 and 2023. The products that are being hedged are mainly borrowed deposits, financial deposits, loans, government bonds as assets and financial bonds as liabilities:

	EUR million
	31 December 2025
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Fair value hedges	166,907	107,124	(191)	490	Loans and advances / Deposits and Debt securities / Debt securities issued	461	—	—
Interest rate risk	152,380	93,395	(201)	364		400	—	—
Exchange rate risk	2,154	242	(6)	—		(43)	—	—
Interest and Exchange rate risk	9,619	13,487	3	126		66	—	—
Inflation risk	2,253	—	13	—		38	—	—
Credit risk	—	—	—	—		—	—	—
Base risk	501	—	—	—		—	—	—
Equity risk	—	—	—	—		—	—	—

Cash flow hedges						(1,063)	401	235
Interest rate risk						(1,174)	381	86
Exchange rate risk						240	(8)	—
Interest and Exchange rate risk						(8)	28	(13)
Inflation risk						(131)	—	162
Equity risk						10		—
Other risk						—	—	—

Net foreign investments hedges	19,666	—				(136)	(7,867)	2
Exchange rate risk	19,666	—				(136)	(7,867)	2
	186,573	107,124	(191)	490		(738)	(7,466)	237

	EUR million
	31 December 2024
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Fair value hedges	138,906	32,642	(1,412)	(1,200)	Loans and advances / Deposits and Debt securities / Debt securities issued	(461)	—	—
Interest rate risk	133,149	23,780	(1,345)	(1,176)		(343)	—	—
Exchange rate risk	2,017	1,562	1	3		(118)	—	—
Interest and Exchange rate risk	3,238	7,205	(68)	(27)		1	—	—
Inflation risk	—	—	—	—		—	—	—
Credit risk	—	—	—	—		—	—	—
Base risk	502	—	—	—		—	—	—
Equity risk	—	95	—	—		(1)	—	—

Cash flow hedges						(564)	(478)	50
Interest rate risk						(156)	(794)	83
Exchange rate risk						(439)	213	19
Interest and Exchange rate risk						(40)	11	—
Inflation risk						69	82	(52)
Equity risk						2	10	—

Net foreign investments hedges	23,559	—				(420)	(8,002)	—
Exchange rate risk	23,559	—				(420)	(8,002)	—
	162,465	32,642	(1,412)	(1,200)		(1,445)	(8,480)	50

	EUR million
	31 December 2023
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Fair value hedges	134,095	26,946	(1,798)	(1,652)	Loans and advances / Deposits and Debt securities / Debt securities issued	1,928		—
Interest rate risk	130,672	19,176	(1,682)	(1,546)		1,757	—	—
Exchange rate risk	637	1,365	(1)	(3)		60	—	—
Interest and Exchange rate risk	2,786	6,405	(115)	(103)		111	—	—
Inflation risk	—	—	—	—		—	—	—
Credit risk	—	—	—	—		—	—	—

Cash flow hedges						(1,824)	(813)	(173)
Interest rate risk						(2,182)	(797)	(77)
Exchange rate risk						500	(80)	—
Interest and Exchange rate risk						100	(144)	—
Inflation risk						(233)	196	(96)
Equity risk						(9)	12	—

Net foreign investments hedges	18,706	—				1,888	(8,684)	—
Exchange rate risk	18,706	—				1,888	(8,684)	—
	152,801	26,946	(1,798)	(1,652)		1,992	(9,497)	(173)
The cumulative amount of adjustments of the fair value hedging instruments that remain in the balance for hedges items that are no longer adjusted by profit and loss of coverage as at 31 December 2025 is EUR 227 losses (EUR 775 million and EUR 1,006 million losses in 2024 and 2023, respectively).
The net impact of the hedges are shown in the following table:

	EUR million
	31 December 2025
	Earnings/(losses) recognised in another cumulative overall result	Ineffective recognised in the income statement	Line of the income statement that includes the ineffectiveness of cash flows	Reclassified amount of reserves to the income statement due to:
				Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Fair value hedges		7	Gains or losses financial assets/liabilities
Interest rate risk		(33)
Exchange rate risk		3
Interest rate and exchange rate risk		(9)
Inflation risk		46

Cash flow hedges	1,063	4		(706)	Interest margin/Gains or losses financial assets/liabilities
Interest rate risk	1,174	(3)		(638)
Exchange rate risk	(240)	7		85
Interest rate and exchange rate risk	8	(10)		(233)
Inflation risk	131			80
Equity risk	(10)	10	—	0

Net foreign investments hedges	136	—		—
Exchange rate risk	136	—		—
	1,199	11		(706)

	EUR million
	31 December 2024
	Earnings/(losses) recognised in another cumulative overall result	Ineffective recognised in the income statement	Line of the income statement that includes the ineffectiveness of cash flows	Reclassified amount of reserves to the income statement due to:
				Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Fair value hedges		22	Gains or losses financial assets/liabilities
Interest rate risk		30	—
Exchange rate risk		(17)	—
Interest rate and exchange rate risk		9	—

Cash flow hedges	558	(6)	—	(1,256)	Interest margin/Gains or losses financial assets/liabilities
Interest rate risk	163	(12)	—	(1,166)
Exchange rate risk	312	20	—	319
Interest rate and exchange rate risk	155	(14)	—	(340)
Inflation risk	(70)	—	—	(69)
Equity risk	(2)	—	—	0

Net foreign investments hedges	420	—	—	—
Exchange rate risk	420	—		—
	978	16		(1,256)

	EUR million
	31 December 2023
	Earnings/(losses) recognised in another cumulative overall result	Ineffective coverage recognised in the income statement	Line of the income statement that includes the ineffectiveness of cash flows	Reclassified amount of reserves to the income statement due to:
				Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Fair value hedges		59	Gains or losses financial assets/liabilities
Interest rate risk		72
Exchange rate risk		(38)
Interest rate and exchange rate risk		25

Cash flow hedges	2,592	4	Gains or losses financial assets/liabilities	(2,622)	Interest margin/Gains or losses financial assets/liabilities
Interest rate risk	2,179	2		(1,647)
Exchange rate risk	7	(1)		(416)
Interest rate and exchange rate risk	164	2		(431)
Inflation risk	233	1		(128)
Equity risk	9	—		0

Net foreign investments hedges hedges	(1,888)	—		—
Exchange rate risk	(1,888)	—		—
	704	63		(2,622)
The following table shows the movement in the impact of equity for the year:

EUR million
	2025	2024	2023
Balance at beginning of year	(8,300)	(9,424)	(9,187)
Cash flow hedges	1,049	558	2,592
Interest rate risk	1,155	163	2,179
A) Not designated elements - linked to a time period	(19)	—	—
Gain or loss in value - recognized in equity	(19)	—	—
Amounts transferred to income statements	—	—	—
Other reclassifications	—	—	—
B) Not designated elements - linked to a transaction	—	—	—
C) Designated elements	1,174	163	2,179
Amounts transferred to income statements	638	1,166	1,647
Gain or loss in value CFE - recognized in equity	536	(1,003)	532
Exchange rate risk	(229)	312	7
A) Not designated elements - linked to a time period	11	—	—
Gain or loss in value - recognized in equity	26	—	—
Amounts transferred to income statements	(15)	—	—
Other reclassifications	—	—	—
B) Not designated elements - linked to a transaction	—	—	—
C) Designated elements	(240)	312	7
Amounts transferred to income statements	(85)	(319)	416
Gain or loss in value CFE - recognized in equity	(155)	631	(409)
Interest rate and exchange rate risk	8	155	164
A) Not designated elements - linked to a time period	—	—	—
B) Not designated elements - linked to a transaction	—	—	—
C) Designated elements	8	155	164
Amounts transferred to income statements	233	340	431
Gain or loss in value CFE - recognized in equity	(225)	(185)	267
Inflation risk	131	(70)	233
Amounts transferred to income statements	(80)	69	128
Gain or loss in value CFE - recognized in equity	211	(139)	105
Equity risk	(16)	(2)	9
A) Not designated elements - linked to a time period	(6)	—	—
Gain or loss in value - recognized in equity	(8)	—	—
Amounts transferred to income statements	2	—	—
Other reclassifications	—	—	—
B) Not designated elements - linked to a transaction	—	—	—
C) Designated elements	(10)	(2)	9

Amounts transferred to income statements	—	—	—
Gain or loss in value CFE - recognized in equity	(10)	(2)	9
Net foreign investments hedges	136	420	(1,888)
Exchange rate risk	136	420	(1,888)
A) Not designated elements - linked to a time period	—	—	—
B) Not designated elements - linked to a transaction	—	—	—
C) Designated elements	136	420	(1,888)
Amounts transferred to income statements	—	—	—
Gain or loss in value CFE - recognized in equity	136	420	(1,888)
Fair Value hedges	—	—	—
Interest rate risk	—	—	—
A) Not designated elements - linked to a time period	—	—	—
B) Not designated elements - linked to a transaction	—	—	—
Exchange rate risk	—	—	—
A) Not designated elements - linked to a time period	—	—	—
B) Not designated elements - linked to a transaction	—	—	—
Interest rate and exchange rate risk	—	—	—
A) Not designated elements - linked to a time period	—	—	—
B) Not designated elements - linked to a transaction	—	—	—
Minorities, taxes and others	(330)	146	(941)

Balance at end of year	(7,445)	(8,300)	(9,424)